Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals)	11 Months Ended
Dec. 31, 2022 $ / shares
Redeemable Common Share [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net income/(loss) per share	$ 0.67
Non- Redeemable Common Share [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net income/(loss) per share	$ (1.25)